Note G - Deposits - Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
2017	$ 100,447
2018	53,559
2019	17,611
2020	11,401
2021	4,570
Thereafter	476
Total	$ 188,064	$ 158,747